STOCKBASED COMPENSATION (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Risk-free rate	4.26%
Stock Price at Valuation	$ 0.01	$ 0.01
Exercise Price	$ 0.01
Volatility	412.55%
Forfeiture rate	0.00%	0.00%
Expected life	5 years	5 years
Bottom Member
Risk-free rate		3.60%
Exercise Price		$ 0.01
Volatility		382.60%
Top Member
Risk-free rate		4.40%
Exercise Price		$ 0.001
Volatility		385.80%